                              Prospectus Supplement
                    Liberty Life Assurance Company of Boston
                             IN CONNECTION WITH ITS
                              LLAC VARIABLE ACCOUNT

                         (LIBERTY LIFE'S SPECTRUM SELECT
            MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACT)

                   Supplement to Prospectus Dated May 1, 2001

                                       ***

For Contracts issued for delivery in California ("California Contracts"):

     The Asset Allocation Models described on page 20 are not available.

     The following sub-accounts as described on pages 21 - 24 are not available:

       -        AIM V.I. New Technology
       -        Dreyfus IP Emerging Leaders
       -        Dreyfus IP Technology Growth
       -        Franklin Large Cap Growth
       -        Franklin Growth and Income
       -        Franklin Strategic Income
       -        Franklin Money Market
       -        Templeton Growth
       -        MFS VIT Investors Trust
       -        MFS VIT Capital Opportunities
       -        MFS VIT High Income

These Asset Allocation Models and sub-accounts will not become available for California Contracts unless and until we receive a letter of acknowledgment from the appropriate California regulatory authorities which allows us to offer the sub-accounts in connection with California Contracts. We will notify you when the sub-accounts and Asset Allocation Models become available to California Contracts.

                                       ***


Supplement Dated May 25, 2001                                     SVUL-99029 CA

                              Prospectus Supplement
                    Liberty Life Assurance Company of Boston
                             IN CONNECTION WITH ITS
                              LLAC VARIABLE ACCOUNT

                         (LIBERTY LIFE'S SPECTRUM SELECT
            MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACT)

                   Supplement to Prospectus Dated May 1, 2001

                                       ***

The order of the column headings on pages A-3 through A-8 of Appendix A captioned "Hypothetical Gross Investment Return" for 0%, 12% and 6% respectively is changed to read as follows:

-------------------------------------------------------------------------------
    0% Hypothetical             6% Hypothetical             12% Hypothetical
Gross Investment Return     Gross Investment Return     Gross Investment Return
-------------------------------------------------------------------------------

                                       ***


Supplement Dated May 25, 2001                                      SVUL-2001126